STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Aug. 10, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Aug. 10, 2011		0
Issuance of common stock to founders upon inception date at par value	650	650	0	0
Issuance of common stock to founders upon inception date at par value (in shares)		6,500,000
Issuance of common stock to accredited investors upon inception date at par value	10,000	200	9,800	0
Issuance of common stock to accredited investors upon inception date at par value (in shares)		2,000,000
Issuance of common stock to founders in October 2011 at par value	100	100	0	0
Issuance of common stock to founders in October 2011 at par value (in shares)		1,000,000
Issuance of common stock in October and November 2011 at $0.61 per stock, net of issuance cost	481,490	114	481,376	0
Issuance of common stock in October and November 2011 at $0.61 per stock, net of issuance cost (in shares)		1,140,000
Issuance of common stock in October 2011 at $0.61 per stock, net of issuance cost	346,163	81	346,082	0
Issuance of common stock in October 2011 at $0.61 per stock, net of issuance cost (in shares)		805,000
Issuance of common stock in November 2011at $0.61 per stock, net of issuance cost	135,327	33	135,294	0
Issuance of common stock in November 2011at $0.61 per stock, net of issuance cost (in shares)		335,000
Issuance of common stock in December 2011 at $0.62 per stock, net of issuance cost	86,253	19	86,234	0
Issuance of common stock in December 2011 at $0.62 per stock, net of issuance cost (in shares)		190,000
Net loss	(385,349)	0	0	(385,349)
Balance at Dec. 31, 2011	193,144	1,083	577,410	(385,349)
Balance (in shares) at Dec. 31, 2011		10,830,000
Issuance of common stock in February and March 2012 at $0.63 per stock, net of issuance cost	540,109	113	539,996	0
Issuance of common stock in February and March 2012 at $0.63 per stock, net of issuance cost (in shares)		1,131,000
Issuance of common stock in February 2012 at $0.63 per stock, net of issuance cost	81,482	17	81,465	0
Issuance of common stock in February 2012 at $0.63 per stock, net of issuance cost (in shares)		171,000
Issuance of common stock in March 2012 at $0.63 per stock, net of issuance cost	422,120	89	422,031	0
Issuance of common stock in March 2012 at $0.63 per stock, net of issuance cost (in shares)		890,000
Issuance of common stock in March 2012 at $0.63 per stock, net of issuance cost	36,507	7	36,500	0
Issuance of common stock in March 2012 at $0.63 per stock, net of issuance cost (in shares)		70,000
Issuance of common stock and warrants in August 2012 at $1.00 per unit, net of issuance cost	498,157	50	498,107	0
Issuance of common stock and warrants in August 2012 at $1.00 per unit, net of issuance cost (in shares)		500,014
Issuance of common stock in September and October 2012 at $1.50 per stock, net of issuance cost	2,384,478	179	2,384,299	0
Issuance of common stock in September and October 2012 at $1.50 per stock, net of issuance cost (in shares)		1,795,009
Issuance of common stock in September 2012 at $1.50 per stock, net of issuance cost	1,050,074	80	1,049,994	0
Issuance of common stock in September 2012 at $1.50 per stock, net of issuance cost (in shares)		801,733
Issuance of common stock in October 2012 at $1.50 per stock, net of issuance cost	1,334,404	99	1,334,305	0
Issuance of common stock in October 2012 at $1.50 per stock, net of issuance cost (in shares)		993,276
Issuance of common stock to service provider	437,499	29	437,470	0
Issuance of common stock to service provider (in shares)		291,666
Stock-based compensation	564,143	0	564,143	0
Net loss	(5,686,573)	0	0	(5,686,573)
Balance at Dec. 31, 2012	(1,069,043)	1,454	5,001,425	(6,071,922)
Balance (in shares) at Dec. 31, 2012		14,547,689
Employee options exercised on January 6 2013	15	2	13	0
Employee options exercised on January 6 2013 (in shares)		15,000
Issuance of common stock and warrants in February 2013 at $1.00 per unit, net of issuance cost	498,011	50	497,961	0
Issuance of common stock and warrants in February 2013 at $1.00 per unit, net of issuance cost (in shares)		500,011
Issuance of common stock to service provider	155,370	8	155,362	0
Issuance of common stock to service provider (in shares)		83,333
Issuance of warrants to service provider	237,500	0	237,500	0
Stock-based compensation	1,319,398	0	1,319,398	0
Net loss	(5,226,869)	0	0	(5,226,869)
Balance at Mar. 31, 2013	(4,085,618)	1,514	7,211,659	(11,298,791)
Balance (in shares) at Mar. 31, 2013		15,146,033
Issuance of common stock and warrants in April and May 2013 at $2.50 per unit, net of issuance cost	8,985,510	400	8,985,110	0
Issuance of common stock and warrants in April and May 2013 at $2.50 per unit, net of issuance cost (in shares)		4,000,000
Issuance of common stock and warrants in June 2013 at $1.00 per unit, net of issuance cost	498,411	50	498,361	0
Issuance of common stock and warrants in June 2013 at $1.00 per unit, net of issuance cost (in shares)		500,011
Exercise of warrants	580,163	19	580,144	0
Exercise of warrants (in shares)		194,034
Issuance of common stock to service provider	332,500	13	332,487	0
Issuance of common stock to service provider (in shares)		125,001
Issuance of warrants to service provider	286,000	0	286,000	0
Stock-based compensation	531,472	0	531,472	0
Net loss	(5,286,472)	0	0	(5,286,472)
Balance at Jun. 30, 2013	$ 1,841,966	$ 1,996	$ 18,425,233	$ (16,585,263)
Balance (in shares) at Jun. 30, 2013		19,965,079